Debt - Summary of Senior Notes Outstanding (Detail) - MXN ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Disclosure of Senior Notes Outstanding [Line Items]
Borrowings	$ 624,254,477	$ 638,922,453
U.S. dollars [member]
Disclosure of Senior Notes Outstanding [Line Items]
Borrowings	169,142,643	184,089,282
Mexican pesos [member]
Disclosure of Senior Notes Outstanding [Line Items]
Borrowings	58,129,292	68,001,125
Euros [member]
Disclosure of Senior Notes Outstanding [Line Items]
Borrowings	222,190,375	236,548,891
Pound sterling [member]
Disclosure of Senior Notes Outstanding [Line Items]
Borrowings	54,962,779	55,223,526
Japanese yens [member]
Disclosure of Senior Notes Outstanding [Line Items]
Borrowings	2,255,663	2,334,864
Brazilian reais [member]
Disclosure of Senior Notes Outstanding [Line Items]
Borrowings	34,948,736	32,891,187
Chilean pesos [member]
Disclosure of Senior Notes Outstanding [Line Items]
Borrowings	3,562,695	3,904,707
Senior Notes 1 [member] | U.S. dollars [member]
Disclosure of Senior Notes Outstanding [Line Items]
Borrowings	169,142,643	184,089,282
Senior Notes 1 [member] | Mexican pesos [member]
Disclosure of Senior Notes Outstanding [Line Items]
Borrowings	58,129,292	68,001,125
Senior Notes 1 [member] | Euros [member]
Disclosure of Senior Notes Outstanding [Line Items]
Borrowings	222,190,375	236,548,891
Senior Notes 1 [member] | Pound sterling [member]
Disclosure of Senior Notes Outstanding [Line Items]
Borrowings	54,962,779	55,223,526
Senior Notes 1 [member] | Japanese yens [member]
Disclosure of Senior Notes Outstanding [Line Items]
Borrowings	2,255,663	2,334,864
Senior Notes 1 [member] | Brazilian reais [member]
Disclosure of Senior Notes Outstanding [Line Items]
Borrowings	34,948,736	32,891,187
Senior Notes 1 [member] | Chilean pesos [member]
Disclosure of Senior Notes Outstanding [Line Items]
Borrowings	$ 3,562,695	$ 3,904,707